OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Other Current Assets
OTHER CURRENT ASSETS

NOTE 7: OTHER CURRENT ASSETS

	December 31,
	2021	2020
Government authorities	$388	$212
Accrued income-IIA	—	208
Consumables	200	442
Prepaid expenses and other	1,178	672
Other current assets	$1,766	$1,534